Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Notes Payable

Note 6 – Notes Payable

Notes payable as of June 30, 2022 and December 31, 2021 is as follows:

	Outstanding Principal as of
	June 30, 2022	December 31, 2021	Interest Rate	Maturity Date
Seller’s Choice Note	$-	$660,000	30%	September 2020
The April 2020 PPP Loan Agreement	198,577	198,577	1%	May 2022
The First December 2021 Loan Agreement	98,025	185,655	10%	June 2023
The Second December 2021 Loan Agreement	308,113	313,979	14%	June 2022
The First February 2022 Loan Agreement	156,513	-	14%	June 2022
First Denver Bodega LLC Loan	45,507	-	-%	March 2025
The First May 2022 Loan Agreement	563,462	-	-%	December 2022
The Second May 2022 Loan Agreement	301,125	-	-%	November 2022
The Third May 2022 Loan Agreement	20,282	-	-%	November 2022
The Fourth May 2022 Loan Agreement	35,170	-	-%	November 2022
The June 2022 Loan Agreement	539,600	-	-%	November 2022
	2,266,374	1,358,211
Less: Debt Discount	(371,126)	(15,547)
Less: Debt Issuance Costs	-	-
	1,895,248	1,342,664
Less: Current Debt	(1,863,831)	(1,278,672)
Total Long-Term Debt	$31,417	$63,992

Seller’s Choice Note

On September 11, 2019, the Company entered into Seller’s Choice Purchase Agreement with Home Revolution LLC. As a part of the consideration provided pursuant to the Seller’s Choice Acquisition, the Company issued the Seller’s Choice Note to the Seller in the principal amount of $660,000. The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.

On March 3, 2022, after substantial motion practice, Creatd successfully settled the dispute with Home Revolution, LLC for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed. As part of the settlement the Company recorded a Gain on extinguishment of debt of $147,256.

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

During the six months ended June 30, 2022, the Company accrued interest of $2,312.

The Company is in the process of returning the funds received from the Loan.

As of June 30, 2022, the Loan is in default, and the lender may require immediate payment of all amounts owed under the Loan or file suit and obtain judgment.

The First December 2021 Loan Agreement

On December 3, 2021, the Company entered into a loan agreement (the “First December 2021 Loan Agreement”) with a lender (the “First December 2021 Lender”) whereby the First December 2021 Lender issued the Company a promissory note of $191,975 (the “First December 2021 Note”). Pursuant to the First December 2021 Loan Agreement, the First December 2021 Note has an effective interest rate of 9%. The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.

During the six months ended June 30, 2022, the Company repaid $87,630 in principal.

The Second December 2021 Loan Agreement

On December 14, 2021, the Company entered into a secured loan agreement (the “Second December 2021 Loan Agreement”) with a lender (the “Second December 2021 Lender”), whereby the Second December 2021 Lender issued the Company a secured promissory note of $438,096 AUD or $329,127 United States Dollars (the “Second December 2021 Note”). Pursuant to the Second December 2021 Loan Agreement, the Second December 2021 Note has an effective interest rate of 14%. The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the six months ended June 30, 2022, the Company accrued $31,052 AUD in interest.

As of the date of this filing the Company has exercised its option to extend the maturity date to August 29, 2022.

The First February 2022 Loan Agreement

On February 22, 2022, the Company entered into a secured loan agreement (the “First February 2022 Loan Agreement”) with a lender (the “First February 2022 Lender”), whereby the First February 2022 Lender issued the Company a secured promissory note of $222,540 AUD or $159,223 United States Dollars (the “First February 2022 Note”). Pursuant to the First February 2022 Loan Agreement, the First February 2022 Note has an effective interest rate of 14%. The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the six months ended June 30, 2022, the Company accrued $10,926 AUD in interest.

As of the date of this filing the Company has exercised its option to extend the maturity date to August 29, 2022.

Denver Bodega LLC Notes payable

On March 7, 2022, The Company acquired five note payable agreements from the acquisition of Denver Bodega LLC. See note 12. The total liabilities of these notes amounted to $293,888. During the six months ended June 30, 2022, the Company repaid $248,381. As of June 30, 2022, the Company has one note outstanding. This note has a principal balance of $45,507, bears interest at 5%, and requires 36 monthly payments of $1,496.

The First May 2022 Loan Agreement

On May 9, 2022, the Company entered into a loan agreement (the “First May 2022 Loan Agreement”) with a lender (the “First May 2022 Lender”), whereby the First May 2022 Lender issued the Company a promissory note of $693,500 (the “First May 2022 Note”). The Company received cash proceeds of $455,924. Pursuant to the First May 2022 Loan Agreement, the First May 2022 Note has an effective interest rate of 34%. The maturity date of the First May 2022 Note is December 18, 2022 (the “First May 2022 Maturity Date”). The Company is required to make weekly payment of $21,673. The First May 2022 Note is secured by officers of the Company.

The Company recorded a $237,576 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the six months ended June 30, 2022, the Company repaid $130,038 in principal.

The Second May 2022 Loan Agreement

On May 9, 2022, the Company entered into a loan agreement (the “Second May 2022 Loan Agreement”) with a lender (the “Second May 2022 Lender”), whereby the Second May 2022 Lender issued the Company a promissory note of $401,500 (the “Second May 2022 Note”). The Company received cash proceeds of $263,815. Pursuant to the Second May 2022 Loan Agreement, the Second May 2022 Note has an effective interest rate of 34%. The maturity date of the Second May 2022 Note is November 20, 2022 (the “Second May 2022 Maturity Date”). The Company is required to make weekly payment of $14,339. The Second May 2022 Note is secured by officers of the Company.

The Company recorded a $137,685 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the six months ended June 30, 2022, the Company repaid $100,375 in principal.

The Third May 2022 Loan Agreement

On May 25, 2022, the Company entered into a loan agreement (the “Third May 2022 Loan Agreement”) with a lender (the “Third May 2022 Lender”), whereby the Third May 2022 Lender issued the Company a promissory note of $23,900 (the “Third May 2022 Note”). Pursuant to the Third May 2022 Loan Agreement, the Third May 2022 Note has an effective interest rate of 20%. The maturity date of the Third May 2022 Note is November 23, 2022 (the “Third May 2022 Maturity Date”). The Company is required to make monthly payments of $3,067.

During the six months ended June 30, 2022, the Company repaid $3,618 in principal.

The Fourth May 2022 Loan Agreement

On May 26, 2022, the Company entered into a loan agreement (the “Fourth May 2022 Loan Agreement”) with a lender (the “Fourth May 2022 Lender”), whereby the Fourth May 2022 Lender issued the Company a promissory note of $40,000 (the “Fourth May 2022 Note”). Pursuant to the Fourth May 2022 Loan Agreement, the Fourth May 2022 Note has an effective interest rate of 20%. The maturity date of the Fourth May 2022 Note is November 23, 2022 (the “Fourth May 2022 Maturity Date”).

During the six months ended June 30, 2022, the Company repaid $4,829 in principal.

The June 2022 Loan Agreement

On June 17, 2022, the Company entered into a loan agreement (the “June 2022 Loan Agreement”) with a lender (the “June 2022 Lender”), whereby the June 2022 Lender issued the Company a promissory note of $568,000 (the “June 2022 Note”). The Company received cash proceeds of $378,000. Pursuant to the June 2022 Loan Agreement, the June 2022 Note has an effective interest rate of 33%. The maturity date of the June 2022 Note is November 4, 2022 (the “June 2022 Maturity Date”). The Company is required to make weekly payment of $28,400. The June 2022 Note is secured by officers of the Company.

The Company recorded a $190,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the six months ended June 30, 2022, the Company repaid $28,400 in principal.

Note 8 – Notes Payable

Notes payable as of December 31, 2021 and 2020 is as follows:

	Outstanding Principal as of
	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
Seller’s Choice Note	$660,000	$660,000	30%	September 2020
The May 2020 PPP Loan Agreement	-	412,500	1%	April 2022
The April 2020 PPP Loan Agreement	198,577	282,432	1%	May 2022
The October 2020 Loan Agreement	-	55,928	14%	July 2021
The November 2020 Loan Agreement	-	23,716	14%	May 2021
The February 2021 Loan Agreement	-	-	14%	July 2021
The July 2021 Loan Agreement	-	-	10%	October 2022
The First December 2021 Loan Agreement	185,655	-	10%	June 2023
The Second December 2021 Loan Agreement	313,979	-	14%	June 2022
	1,358,211	1,434,576
Less: Debt Discount	(15,547)	-
Less: Debt Issuance Costs	-	-
	1,342,664	1,434,576
Less: Current Debt	(1,278,672)	(1,221,539)
Total Long-Term Debt	$63,992	$213,037

Seller’s Choice Note

On September 11, 2019, the Company entered into Seller’s Choice Purchase Agreement with Home Revolution LLC. As a part of the consideration provided pursuant to the Seller’s Choice Acquisition, the Company issued the Seller’s Choice Note to the Seller in the principal amount of $660,000. The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company is in default on the Seller’s Choice note.

During the year ended December 31, 2021, the Company accrued interest of $198,000.

On March 3, 2022, the Company settled the Seller’s Choice Note for a cash payment of $799,000.

The First March 2020 Loan Agreement

On March 23, 2020, the Company entered into a loan agreement (the “First March 2020 Loan Agreement”) with an individual (the “First March 2020 Lender”) whereby the First March 2020 Lender issued the Company a promissory note of $11,000 (the “First March 2020 Note”). Pursuant to the First March 2020 Loan Agreement, the First March 2020 Note has an effective interest rate of 25%. The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.

During the year ended December 31, 2020, the Company repaid $11,000 in principal and $2,695 in interest.

The Second March 2020 Loan Agreement

On March 26, 2020, the Company entered into a loan agreement (the “Second March 2020 Loan Agreement”) with an individual (the “Second March 2020 Lender”), whereby the Second March 2020 Lender issued the Company a promissory note of $17,000 (the “Second March 2020 Note”). Pursuant to the Second March 2020 Loan Agreement, the Second March 2020 Note has an effective interest rate of 19%. The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.

During the year ended December 31, 2020, the Company repaid $17,000 in principal and $1,398 in interest.

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

During the year ended December 31, 2021, the Company accrued interest of $1,637.

During the year ended December 31, 2021, the Company repaid $83,855 in principal.

The Company is in the process of returning the funds received from the Loan.

When the applications for PPP first opened up, there was limited available funding and much confusion surrounding the application process. The Company initially submitted its application for the May 2020 PPP Loan in early April but received no response in the aftermath of submitting the application. After consulting multiple advisors, the Company made the decision to apply elsewhere, due to the rampant media coverage of institutions running out of funding and the Company’s need for the capital and belief that if 2 separate loans were approved, the remaining application could simply be withdrawn.

Therefore, in late April, the company proceeded with applying for the April 2020 PPP Loan. After some conflicting communications regarding acceptance, the Company attempted to contact the lender to clarify but got no response. After continued attempts to follow up with both lenders, the Company received approval for the May 2020 PPP Loan and funding for the April 2020 PPP Loan on the same day, followed the next day by the funding of the May 2020 PPP Loan. The Company immediately separated the funds for the April 2020 PPP Loan into a separate reserved bank account with the intention of returning the funds. However, after several attempts to contact the lender with no response, the Company was faced with difficulty raising funds in the early-Covid economy and made the decision to utilize the funds for operations and pursue an installment repayment plan when they were able to reach the lender. As of the date of this filing, the Company has begun making repayments on the loan, absent a formal installment agreement due to difficulties reaching the lender.

As each company is only permitted one loan under the CARES Act, there is a possibility the loan may be called by the SBA and the Company would have to repay the loan in full at such time.

The May 2020 PPP Loan Agreement

On May 4, 2020, Jerrick Ventures, LLC (“Jerrick Ventures”), the Company’s wholly-owned subsidiary, was granted a loan from PNC Bank, N.A. with a principal amount of $412,500, pursuant to the Paycheck Protection Program (the “PPP”). The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020. The Note may be prepaid by Jerrick Ventures at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments. Jerrick Ventures intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

During the year ended December 31, 2021, the Company accrued interest of $396.

During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.

The June 2020 Loan Agreement

On June 30, 2020, the Company entered into a loan agreement (the “June 2020 Loan Agreement”) with a banking institution (the “June 2020 Lender”), whereby the June 2020 Lender issued the Company a promissory note of A$510,649 Australian dollar (“AUD”) or $351,692 United States Dollar (the “June 2020 Note”). Pursuant to the June 2020 Loan Agreement, the June 2020 Note has an effective interest rate of 15%. The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.

During the year ended December 31, 2020 the Company repaid A$510,649 in principal and A$14,814 in interest.

The October 2020 Loan Agreement

On October 6, 2020, the Company entered into a secured loan agreement (the “October 2020 Loan Agreement”) with a lender (the “October 2020 Lender”), whereby the October 2020 Lender issued the Company a secured promissory note of $74,300 AUD or $54,412 United States Dollars (the “October 2020 Note”). Pursuant to the October 2020 Loan Agreement, the October 2020 Note has an effective interest rate of 14%. The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2021, the Company accrued $4,850 AUD in interest.

During the year ended December 31, 2021, the Company’s repaid $111,683 in principal and $6,408 in interest from our R&D tax credit receivable.

The November 2020 Loan Agreement

On November 24, 2020, the Company entered into a loan agreement (the “November 2020 Loan Agreement”) with a lender (the “November 2020 Lender”) whereby the November 2020 Lender issued the Company a promissory note of $34,000 (the “November 2020 Note”). Pursuant to the November 2020 Loan Agreement, the November 2020 Note has an effective interest rate of 14%. The maturity date of the November 2020 Note is May 25, 2021 (the “November 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the November 2020 Note are due.

During the year ended December 31, 2020, the Company repaid $10,284 in principal.

During the year ended December 31, 2021, the Company repaid $23,716 in principal and $4,736 of accrued interest.

The February 2021 Loan Agreement

On February 24, 2021, the Company entered into a secured loan agreement (the “February 2021 Loan Agreement”) with a lender (the “February 2021 Lender”), whereby the February 2021 Lender issued the Company a secured promissory note of $111,683 AUD or $81,789 United States Dollars (the “February 2021 Note”). Pursuant to the February 2021 Loan Agreement, the February 2021 Note has an effective interest rate of 14%. The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2021, the Company accrued $9,339 AUD in interest.

The April 2021 Loan Agreement

On April 9, 2021, the Company entered into a loan agreement (the “April 2021 Loan Agreement”) with a lender (the “April 2021 Lender”) whereby the April 2021 Lender issued the Company a promissory note of $128,110 (the “April 2021 Note”). Pursuant to the April 2021 Loan Agreement, the April 2021 Note has an effective interest rate of 11%. The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $92,140 in principal and converted $35,970 into the July 2021 Loan Agreement. As part of the conversion the Company recorded $8,341 as extinguishment expense.

The July 2021 Loan Agreement

On July 2, 2021, the Company entered into a loan agreement (the “July 2021 Loan Agreement”) with a lender (the “July 2021 Lender”) whereby the July 2021 Lender issued the Company a promissory note of $137,625 (the “July 2021 Note”). Pursuant to the July 2021 Loan Agreement, the July 2021 Note has an effective interest rate of 10%. The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $113,606 in principal and converted $24,019 into the Second December 2021 Loan. As part of the conversion the Company recorded $7,109 as extinguishment expense.

The First December 2021 Loan Agreement

On December 3, 2021, the Company entered into a loan agreement (the “First December 2021 Loan Agreement”) with a lender (the “First December 2021 Lender”) whereby the First December 2021 Lender issued the Company a promissory note of $191,975 (the “First December 2021 Note”). Pursuant to the First December 2021 Loan Agreement, the First December 2021 Note has an effective interest rate of 9%. The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $6,320 in principal.

The Second December 2021 Loan Agreement

On December 14, 2021, the Company entered into a secured loan agreement (the “Second December 2021 Loan Agreement”) with a lender (the “Second December 2021 Lender”), whereby the Second December 2021 Lender issued the Company a secured promissory note of $438,096 AUD or $329,127 United States Dollars (the “Second December 2021 Note”). Pursuant to the Second December 2021 Loan Agreement, the Second December 2021 Note has an effective interest rate of 14%. The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2021, the Company accrued $2,857 AUD in interest.